Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Summary of borrowings

	March 31, 2022	December 31, 2021
Drawings on Bank Facility	$46,246	$30,522
Drawings on Asset-Based Facility	32,363	37,411
Notes due December 15, 2024	146,208	148,119
Notes due December 15, 2027	117,472	118,746
Deferred transaction costs	(3,163)	(3,376)

	$339,126	$331,422

December 31,	2021	2020
Drawings on Bank Facility	$30,522	$84,369
Drawings on Asset-Based Facility	37,411	—
Notes due June 22, 2021	—	40,000
Notes due December 15, 2024	148,119	148,686
Notes due December 15, 2027	118,746	119,124
Deferred transaction costs	(3,376)	(2,467)

	$331,422	$389,712

Current portion of long-term debt	$—	$40,000
Non-current portion of long-term debt	331,422	349,712

	$331,422	$389,712